Consolidated Balance Sheets (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity:
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	64,437,790	64,406,891